Financial Instruments (Narratives) (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financial Instruments
Fair value of derivative instruments in net asset position	$ 1,432	$ 719
Cash collateral received, derivatives	487	29
Credit default swaps
Derivative Instruments, Gain (Loss)
Maximum length of time hedged	1 year
Derivative instruments in fair value hedging relationships | Interest rate swaps
Derivative Instruments, Gain (Loss)
Notional amount	5,839	3,106
Average remaining maturity	8 years 8 months	10 years 7 months
Derivative instruments in cash flow hedging relationships | Foreign exchange forward contracts
Derivative Instruments, Gain (Loss)
Notional amount	9,300	10,200
Average remaining maturity	8 months 12 days	8 months 12 days
Net gains (losses) before taxes in other comprehensive income/(loss), cash flow hedges of borrowings	602	(252)
Gains (losses) expected to be reclassified to net income within the next 12 months	572	(166)
Maximum length of time hedged	4 years
Derivative instruments in cash flow hedging relationships | Interest rate swaps
Derivative Instruments, Gain (Loss)
Net gains (losses) before taxes in other comprehensive income/(loss), cash flow hedges of borrowings	1	1
Derivative instruments in cash flow hedging relationships | Interest rate swaps | Maximum
Derivative Instruments, Gain (Loss)
Gains (losses) expected to be reclassified to net income within the next 12 months	1	1
Derivative instruments in cash flow hedging relationships | Currency swaps
Derivative Instruments, Gain (Loss)
Notional amount	0	1,200
Net gains (losses) before taxes in other comprehensive income/(loss), cash flow hedges of borrowings	(2)	(9)
Maximum length of time hedged	7 years
Derivative instruments in cash flow hedging relationships | Currency swaps | Maximum
Derivative Instruments, Gain (Loss)
Gains (losses) expected to be reclassified to net income within the next 12 months	(1)	(3)
Derivative instruments in net investment hedging relationships
Derivative Instruments, Gain (Loss)
Notional amount	2,200	3,000
Average remaining maturity	2 months 12 days	4 months 24 days
Derivative instruments not designated as hedging instruments | Foreign exchange forward and swap contracts
Derivative Instruments, Gain (Loss)
Notional amount	13,100	14,700
Maximum length of time hedged	1 year
Derivative instruments not designated as hedging instruments | Equity contracts
Derivative Instruments, Gain (Loss)
Notional amount	1,300	1,300
Derivative instruments not designated as hedging instruments | Equity options
Derivative Instruments, Gain (Loss)
Notional amount	$ 100	$ 0